UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

Deutsche Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Strategic Income Trust
(formerly DWS Strategic Income Trust)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 84.2%
Consumer Discretionary 12.3%
AMC Entertainment, Inc., 5.875%, 2/15/2022		80,000	82,400
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	175,725
7.0%, 5/20/2022		135,000	146,475
APX Group, Inc.:
6.375%, 12/1/2019		75,000	76,125
8.75%, 12/1/2020		10,000	9,950
144A, 8.75%, 12/1/2020		55,000	54,725
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	210,650
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	130,500
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	123,438
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		80,000	81,800
BC Mountain LLC, 144A, 7.0%, 2/1/2021		70,000	66,150
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	162,750
Boyd Gaming Corp., 9.0%, 7/1/2020		55,000	59,125
Cablevision Systems Corp.:
5.875%, 9/15/2022		40,000	40,600
8.0%, 4/15/2020		25,000	28,500
CCO Holdings LLC:
6.5%, 4/30/2021		635,000	674,687
8.125%, 4/30/2020		25,000	26,813
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	212,127
144A, 6.375%, 9/15/2020		430,000	451,500
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		195,000	201,825
11.25%, 3/1/2021		50,000	55,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		95,000	101,175
Series B, 6.5%, 11/15/2022		135,000	144,450
Series A, 7.625%, 3/15/2020		20,000	21,350
Series B, 7.625%, 3/15/2020		230,000	246,100
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	10,100
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		185,000	183,150
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	72,625
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	417,000
5.0%, 3/15/2023		125,000	124,375
6.75%, 6/1/2021		30,000	33,561
Getty Images, Inc., 144A, 7.0%, 10/15/2020		40,000	33,600
Goodyear Tire & Rubber Co., 6.5%, 3/1/2021		150,000	160,875
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		75,000	74,438
Harron Communications LP, 144A, 9.125%, 4/1/2020		155,000	173,987
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		55,000	60,225
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		35,000	36,575
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		50,000	48,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		20,000	20,450
144A, 7.0%, 9/1/2020		130,000	140,075
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		90,000	94,050
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		20,000	20,250
6.375%, 4/1/2023		155,000	160,619
Mediacom LLC, 7.25%, 2/15/2022		45,000	48,488
MGM Resorts International:
6.75%, 10/1/2020		163,000	180,522
7.625%, 1/15/2017		100,000	111,000
8.625%, 2/1/2019		205,000	241,387
Numericable Group SA:
144A, 4.875%, 5/15/2019		195,000	197,437
144A, 6.0%, 5/15/2022		290,000	298,700
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		90,000	93,375
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	82,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	49,250
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	48,488
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		80,000	83,600
Springs Industries, Inc., 6.25%, 6/1/2021		115,000	115,575
Starz LLC, 5.0%, 9/15/2019		60,000	61,800
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		95,000	95,950
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022		50,000	52,375
UCI International, Inc., 8.625%, 2/15/2019		45,000	42,975
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		300,000	306,750
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	223,670
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	88,400
Visant Corp., 10.0%, 10/1/2017		55,000	51,013
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		55,000	55,000

			7,976,150
Consumer Staples 3.7%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		34,000	37,188
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		85,000	84,575
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	96,075
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		195,000	204,750
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		205,000	218,837
144A, 8.25%, 2/1/2020		65,000	69,973
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	107,250
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		45,000	45,844
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		920,000	961,400
6.875%, 2/15/2021		205,000	219,606
8.25%, 2/15/2021		100,000	109,125
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		80,000	77,400
Smithfield Foods, Inc., 6.625%, 8/15/2022		80,000	88,000
U.S. Foods, Inc., 8.5%, 6/30/2019		80,000	85,280

			2,405,303
Energy 15.4%
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	147,350
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		30,000	29,325
144A, 7.125%, 11/1/2020		60,000	58,200
144A, 7.375%, 11/1/2021		60,000	58,500
Antero Resources Finance Corp., 5.375%, 11/1/2021		40,000	41,200
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		35,000	35,044
144A, 5.625%, 6/1/2024		35,000	35,000
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		75,000	78,188
6.75%, 11/1/2020		215,000	225,212
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		260,000	275,600
8.625%, 10/15/2020		40,000	42,800
Chaparral Energy, Inc., 7.625%, 11/15/2022		70,000	75,163
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		40,000	41,800
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		60,000	62,100
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		409,000	408,893
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	165,850
Ecopetrol SA, 5.875%, 5/28/2045		200,000	215,692
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		195,000	207,187
EP Energy LLC:
6.875%, 5/1/2019		140,000	147,700
7.75%, 9/1/2022		75,000	84,188
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	351,900
EXCO Resources, Inc., 8.5%, 4/15/2022		25,000	25,405
Halcon Resources Corp.:
8.875%, 5/15/2021		214,500	225,761
9.75%, 7/15/2020		145,000	156,238
Holly Energy Partners LP, 6.5%, 3/1/2020		45,000	47,813
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		200,000	218,000
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		150,000	158,250
Linn Energy LLC, 6.25%, 11/1/2019		185,000	191,012
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		200,000	200,032
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		85,000	89,675
144A, 7.0%, 3/31/2024		225,000	244,687
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		65,000	65,975
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		310,000	335,575
10.75%, 10/1/2020		180,000	199,125
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		110,000	116,600
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	88,400
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		70,000	70,963
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	241,500
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	207,980
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	69,388
6.875%, 3/15/2022		165,000	180,262
6.875%, 1/15/2023		50,000	54,500
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	217,000
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		140,000	138,950
7.5%, 11/1/2019		170,000	173,825
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		150,000	166,500
Petrobras Global Finance BV, 4.875%, 3/17/2020		200,000	207,732
Petroleos de Venezuela SA:
144A, 9.0%, 11/17/2021		150,000	116,550
144A, 9.75%, 5/17/2035		200,000	148,200
PT Pertamina Persero, 144A, 4.3%, 5/20/2023		200,000	196,100
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		166,300	182,098
Regency Energy Partners LP:
5.0%, 10/1/2022		40,000	41,350
5.875%, 3/1/2022		10,000	10,750
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	275,807
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	274,300
5.625%, 4/15/2023		100,000	104,000
144A, 5.75%, 5/15/2024		105,000	109,200
Samson Investment Co., 9.75%, 2/15/2020		60,000	61,200
SandRidge Energy, Inc., 7.5%, 3/15/2021		280,000	294,000
SESI LLC, 6.375%, 5/1/2019		90,000	94,725
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		15,000	15,450
Seventy Seven Operating LLC, 6.625%, 11/15/2019		85,000	90,950
Swift Energy Co., 7.875%, 3/1/2022		115,000	120,175
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	150,800
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		50,000	51,125
Whiting Petroleum Corp., 5.0%, 3/15/2019		100,000	105,500
Woodbine Holdings LLC, 12.0%, 5/15/2016		375,000	397,500
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	310,487

			10,028,307
Financials 6.6%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	201,000
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		200,000	206,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	129,328
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		200,000	227,200
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	246,250
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	420,187
5.0%, 5/15/2017		80,000	84,500
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	216,500
Credit Agricole SA, 144A, 7.875%, 1/29/2049		125,000	134,844
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		200,000	216,000
E*TRADE Financial Corp., 6.75%, 6/1/2016		145,000	155,331
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		200,000	201,000
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	109,187	0
Morgan Stanley, Series H, 5.45%, 7/29/2049		60,000	61,050
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	118,250
(REIT), 6.875%, 5/1/2021		110,000	118,250
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		110,000	117,975
Popular, Inc., 7.0%, 7/1/2019		55,000	55,275
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		185,733	181,090
Societe Generale SA, 144A, 7.875%, 12/29/2049		190,000	198,113
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		95,000	98,072
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		500,000	530,000
UniCredit SpA, 8.0%, 4/3/2049		200,000	209,300
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		200,000	190,400

			4,315,915
Health Care 7.1%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		40,000	42,200
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	722,800
144A, 5.125%, 8/1/2021		20,000	20,500
144A, 6.875%, 2/1/2022		80,000	85,000
7.125%, 7/15/2020		750,000	811,875
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		195,000	186,225
Endo Finance LLC:
144A, 5.375%, 1/15/2023		80,000	79,800
144A, 5.75%, 1/15/2022		80,000	81,400
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		45,000	50,175
HCA, Inc.:
6.5%, 2/15/2020		340,000	380,375
7.5%, 2/15/2022		170,000	198,050
Hologic, Inc., 6.25%, 8/1/2020		80,000	84,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	105,125
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		105,000	109,725
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		125,000	132,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		62,000	67,193
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		60,000	65,100
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		90,000	94,162
144A, 6.75%, 8/15/2018		820,000	877,400
144A, 7.5%, 7/15/2021		385,000	419,650

			4,613,655
Industrials 11.1%
ADT Corp.:
3.5%, 7/15/2022		55,000	49,088
4.125%, 4/15/2019		15,000	15,038
6.25%, 10/15/2021		60,000	63,450
Air Lease Corp., 4.75%, 3/1/2020		110,000	117,150
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		105,000	104,213
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	140,062
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		60,000	60,750
144A, 5.75%, 3/15/2022		90,000	91,575
144A, 6.0%, 10/15/2022		95,000	96,663
144A, 7.75%, 3/15/2020		465,000	516,150
Casella Waste Systems, Inc., 7.75%, 2/15/2019		140,000	144,200
CNH Capital LLC, 3.25%, 2/1/2017		335,000	337,512
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	87,975
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		105,000	113,137
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		85,000	88,188
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	54,450
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	207,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		180,000	189,900
FTI Consulting, Inc.:
6.0%, 11/15/2022		80,000	82,700
6.75%, 10/1/2020		295,000	311,225
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	107,494
Gates Global LLC, 144A, 6.0%, 7/15/2022		70,000	69,300
GenCorp, Inc., 7.125%, 3/15/2021		185,000	199,337
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	210,100
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		105,000	110,906
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		220,000	231,000
Meritor, Inc.:
6.25%, 2/15/2024		80,000	82,200
6.75%, 6/15/2021		115,000	121,612
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		310,000	320,850
8.125%, 2/15/2019		75,000	77,906
Nortek, Inc., 8.5%, 4/15/2021		85,000	92,438
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		482,100	518,257
Oshkosh Corp., 5.375%, 3/1/2022		60,000	61,350
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		100,000	99,000
Spirit AeroSystems, Inc., 144A, 5.25%, 3/15/2022		105,000	106,575
Titan International, Inc., 6.875%, 10/1/2020		260,000	261,300
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		95,000	96,663
144A, 6.5%, 7/15/2024		55,000	56,375
7.5%, 7/15/2021		305,000	333,212
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		750,000	714,525
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		45,000	44,888
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,675
7.625%, 4/15/2022		120,000	134,700
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		200,000	215,120
Watco Companies LLC, 144A, 6.375%, 4/1/2023		60,000	61,350
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		30,000	31,200

			7,239,259
Information Technology 5.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,575
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		335,000	362,219
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	98,563
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		75,000	79,500
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		165,000	166,650
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		115,000	110,400
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		50,000	50,625
CDW LLC, 6.0%, 8/15/2022		70,000	73,763
CyrusOne LP, 6.375%, 11/15/2022		40,000	42,300
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	99,988
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	56,650
Equinix, Inc., 5.375%, 4/1/2023		265,000	270,300
First Data Corp.:
144A, 6.75%, 11/1/2020		435,000	470,887
144A, 7.375%, 6/15/2019		95,000	101,412
144A, 8.75%, 1/15/2022 (PIK)		180,000	197,100
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	104,750
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		275,000	302,500
7.625%, 6/15/2021		90,000	101,700
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	113,781
NCR Corp.:
5.875%, 12/15/2021		20,000	20,950
6.375%, 12/15/2023		50,000	54,000
Sanmina Corp., 144A, 4.375%, 6/1/2019		10,000	10,075
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		500,000	510,601

			3,435,289
Materials 8.2%
Berry Plastics Corp.:
5.5%, 5/15/2022		160,000	159,600
9.75%, 1/15/2021		80,000	90,100
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		120,611	126,038
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		75,000	78,563
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	215,300
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	54,588
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	212,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		90,000	90,900
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		200,000	212,500
Evraz Group SA, 144A, 6.75%, 4/27/2018		200,000	187,000
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		90,000	96,863
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		195,000	202,312
144A, 7.0%, 2/15/2021		195,000	204,750
FMG Resources (August 2006) Pty Ltd., 144A, 8.25%, 11/1/2019		110,000	120,450
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	213,500
Greif, Inc., 7.75%, 8/1/2019		230,000	263,350
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		200,000	210,800
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		190,000	199,975
8.875%, 2/1/2018		60,000	62,250
Huntsman International LLC, 8.625%, 3/15/2021		50,000	54,875
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		110,000	100,100
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	111,625
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	268,437
Novelis, Inc., 8.75%, 12/15/2020		490,000	542,062
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		72,000	73,710
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	104,500
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	104,000
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	214,100
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		75,000	74,625
Tronox Finance LLC, 6.375%, 8/15/2020		75,000	77,250
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	191,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	428,400

			5,345,773
Telecommunication Services 13.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021		105,000	111,562
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	211,550
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	42,300
Series N, 6.0%, 4/1/2017		500,000	541,250
Series W, 6.75%, 12/1/2023		105,000	116,222
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	585,900
8.75%, 3/15/2018		206,000	215,733
CommScope, Inc., 144A, 5.0%, 6/15/2021		95,000	96,425
CPI International, Inc., 8.75%, 2/15/2018		50,000	52,000
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		95,000	98,563
144A, 8.25%, 9/30/2020		487,000	525,960
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	210,000
144A, 8.25%, 9/1/2017		530,000	538,612
Frontier Communications Corp.:
7.125%, 1/15/2023		515,000	543,325
8.25%, 4/15/2017		119,000	135,362
8.5%, 4/15/2020		35,000	40,688
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		165,000	164,381
7.5%, 4/1/2021		465,000	503,362
Intelsat Luxembourg SA:
7.75%, 6/1/2021		255,000	269,025
8.125%, 6/1/2023		35,000	37,888
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		215,000	216,075
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		60,000	63,300
7.0%, 6/1/2020		145,000	156,237
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		65,000	68,250
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	199,500
SBA Communications Corp., 5.625%, 10/1/2019		75,000	78,563
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	94,775
144A, 9.0%, 11/15/2018		305,000	362,569
Sprint Corp., 144A, 7.125%, 6/15/2024		440,000	448,800
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		40,000	41,450
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		500,000	499,050
tw telecom holdings, Inc.:
5.375%, 10/1/2022		130,000	141,375
6.375%, 9/1/2023		90,000	101,700
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		100,000	109,500
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		190,000	205,675
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	85,600
Windstream Corp.:
6.375%, 8/1/2023		95,000	95,238
7.5%, 4/1/2023		150,000	159,750
7.75%, 10/15/2020		30,000	32,325
7.75%, 10/1/2021		265,000	288,850

			8,488,690
Utilities 1.4%
Calpine Corp.:
5.375%, 1/15/2023		85,000	85,850
5.75%, 1/15/2025		85,000	85,850
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		110,000	97,900
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		200,000	209,750
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		285,000	294,262
7.875%, 5/15/2021		80,000	87,800
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		70,000	70,613

			932,025

Total Corporate Bonds (Cost $53,041,075)			54,780,366
Government & Agency Obligations 8.2%
Other Government Related (b) 1.0%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		200,000	197,500
Novatek OAO, 144A, 6.604%, 2/3/2021		200,000	200,000
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	263,344

			660,844
Sovereign Bonds 7.2%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	292,467
Government of Romania, 4.875%, 11/7/2019	EUR	100,000	150,329
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		500,000	495,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	243,175
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		200,000	223,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	141
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	101,250
Republic of Costa Rica, 144A, 4.25%, 1/26/2023		200,000	190,500
Republic of Croatia, 144A, 6.75%, 11/5/2019		200,000	223,000
Republic of El Salvador:
144A, 5.875%, 1/30/2025		200,000	198,500
144A, 7.65%, 6/15/2035		200,000	219,000
Republic of Hungary, 4.0%, 3/25/2019		200,000	205,390
Republic of Panama, 9.375%, 1/16/2023		665,000	926,013
Republic of Paraguay, 144A, 6.1%, 8/11/2044		100,000	107,000
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	215,500
144A, 5.5%, 10/26/2022		500,000	552,250
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	205,500
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	1,300,000	100,227
Series M 20, 8.5%, 5/31/2029	MXN	650,000	60,479

			4,708,721

Total Government & Agency Obligations (Cost $5,302,129)			5,369,565
Loan Participations and Assignments 43.2%
Senior Loans **
Consumer Discretionary 13.8%
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		1,028,266	1,018,842
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		367,211	367,211
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		186,675	186,850
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		425,645	423,977
CSC Holdings, Inc., Term Loan B, 2.657%, 4/17/2020		1,330,355	1,311,650
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		187,080	186,904
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		930,000	934,794
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		1,146,316	1,140,945
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		143,793	143,683
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		267,441	268,068
Term Loan B2, 4.25%, 8/7/2019		666,400	669,526
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		417,900	420,773
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		952,907	939,209
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		967,250	965,436

			8,977,868
Consumer Staples 8.3%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		712,992	716,261
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		1,228,115	1,210,271
Del Monte Foods, Inc., First Lien Term Loan, 4.256%, 2/18/2021		1,093,171	1,083,490
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		683,100	683,571
Pinnacle Foods Finance LLC:
Term Loan G, 3.25%, 4/29/2020		317,792	314,548
Term Loan H, 3.25%, 4/29/2020		733,153	725,624
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		164,588	165,205
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		516,080	507,694

			5,406,664
Energy 2.8%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		651,649	651,193
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		69,019	68,789
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		540,000	535,669
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		135,000	135,169
Term Loan B, 4.25%, 11/13/2018		431,946	433,432

			1,824,252
Financials 0.9%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		140,000	144,935
Delos Finance SARL, Term Loan B, 3.5%, 3/6/2021		425,000	422,941

			567,876
Health Care 3.8%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		220,000	220,177
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		208,950	209,781
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		1,136,000	1,135,216
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		317,753	315,767
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		291,407	291,203
Term Loan B, 3.75%, 12/11/2019		287,341	287,269

			2,459,413
Industrials 3.0%
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		998,725	983,744
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		537,679	535,327
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		445,597	446,898

			1,965,969
Information Technology 1.1%
First Data Corp., Term Loan, 4.155%, 3/24/2021		490,000	489,848
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		139,649	139,375
Spansion LLC, Term Loan, 3.75%, 12/19/2019		79,799	79,562

			708,785
Materials 4.0%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		745,000	744,382
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		556,251	553,912
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		742,481	730,312
Term Loan E, 3.75%, 1/6/2021		334,663	330,857
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		227,700	227,226

			2,586,689
Telecommunication Services 2.8%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		1,171,266	1,167,448
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		14,813	14,794
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		435,000	433,777
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		208,447	206,982

			1,823,001
Utilities 2.7%
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		646,645	647,780
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,132,046	1,126,029

			1,773,809

Total Loan Participations and Assignments (Cost $28,211,966)			28,094,326
Convertible Bonds 0.4%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		55,000	55,275
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		105,307	210,698

Total Convertible Bonds (Cost $161,000)			265,973
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $118,972)		175,000	159,250
		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		2	4,853
Trump Entertainment Resorts, Inc.*		8	0

			4,853
Industrials 0.0%
Congoleum Corp.*		2,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		1,741	1,337

Total Common Stocks (Cost $25,478)			6,190
Preferred Stock 0.4%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $232,624)		243	245,529
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		9,761	7,424
Hercules Trust II, Expiration Date 3/31/2029*		95	887

Total Warrants (Cost $20,981)			8,311

		Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $9,870)		200,000	3,065

		Shares	Value ($)

Cash Equivalents 9.8%
Central Cash Management Fund, 0.05% (d) (Cost $6,390,237)		6,390,237	6,390,237

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $93,514,332) †		146.4	95,322,812
Other Assets and Liabilities, Net		(0.3)	(231,367)
Notes Payable		(46.1)	(30,000,000)

Net Assets		100.0	65,091,445
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	110,000	USD	63,954	97,900
Hellas Telecommunications Finance*	8.203%	7/15/2015	109,187	EUR	32,169	0
					96,123	97,900

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $93,793,403.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $1,529,409.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,099,731 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $570,322.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	5,864	4,853	0.01

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	200,000	1	4/20/2016	7,130	(1,575)

(e)	Unrealized appreciation on written options on interest rate swap contracts at August 31, 2014 was $5,555.
At August 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	425,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	26,258	(9,714)	35,972
12/20/2011 3/20/2017	150,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	17,078	3,225	13,853
9/20/2012 12/20/2017	190,000	4	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	26,608	9,329	17,279
6/20/2013 9/20/2018	260,000	2	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	30,161	12,520	17,641
6/20/2013 9/20/2018	260,000	5	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	38,698	16,846	21,852
6/20/2013 9/20/2018	100,000	3	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	14,813	7,241	7,572

Total unrealized appreciation	114,169

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
4	UBS AG
5	Goldman Sachs & Co.
As of August 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	46,017	ZAR	500,000	9/18/2014	724	Commonwealth Bank of Australia
EUR	116,000	USD	158,928	9/18/2014	6,495	Commonwealth Bank of Australia
RUB	5,200,000	USD	150,640	9/30/2014	11,161	Societe Generale
EUR	252,500	USD	335,432	10/17/2014	3,563	JPMorgan Chase Securities, Inc.
USD	60,560	MXN	800,000	10/21/2014	411	JPMorgan Chase Securities, Inc.
MXN	800,000	USD	61,347	10/21/2014	376	Commonwealth Bank of Australia
ZAR	560,000	USD	52,304	10/21/2014	248	UBS AG
USD	91,088	MXN	1,200,000	10/31/2014	315	Commonwealth Bank of Australia
Total unrealized appreciation					23,293

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

ZAR	1,000,000	USD	93,211	9/18/2014	(272)	Commonwealth Bank of Australia
USD	147,380	RUB	5,200,000	9/30/2014	(7,901)	Societe Generale
USD	109,575	EUR	83,020	10/17/2014	(458)	Citigroup, Inc.
USD	52,095	ZAR	560,000	10/21/2014	(39)	Societe Generale
MXN	800,000	USD	60,779	10/21/2014	(192)	JPMorgan Chase Securities, Inc.
MXN	1,200,000	USD	89,965	10/31/2014	(1,439)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(10,301)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$54,780,366	$0	$54,780,366
Government & Agency Obligations	—	5,369,565	—	5,369,565
Loan Participations and Assignments	—	28,094,326	—	28,094,326
Convertible Bonds	—	55,275	210,698	265,973
Preferred Security	—	159,250	—	159,250
Common Stocks (h)	—	—	6,190	6,190
Preferred Stock	—	245,529	—	245,529
Warrants	—	—	8,311	8,311
Short-Term Investments	6,390,237	—	—	6,390,237
Derivatives (i)
Purchased Options	—	3,065	—	3,065
Credit Default Swap Contracts	—	114,169	—	114,169
Forward Foreign Currency Exchange Contracts	—	23,293	—	23,293

Total	$6,390,237	$88,844,838	$225,199	$95,460,274

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Written Options	$—	$(1,575)	$—	$(1,575)
Forward Foreign Currency Exchange Contracts	—	(10,301)	—	(10,301)
	—		—
Total	—	(11,876)	—	(11,876)

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$114,169	$—	$—
Foreign Exchange Contracts	$—	$12,992	$—
Interest Rate Contracts	$—	$—	$(1,250)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014